UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23673

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of principal executive offices)(Zip code)

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copy to:

Alexandre-Cyril Manz

---------------------------------------

Alexandre-Cyril Manz

UBS Financial Services Incorporated of Puerto Rico

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

Registrant’s telephone number, including area code: (787) 250-3600

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2021

Item 1. Report to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Short Term Investment Fund for Puerto Rico Residents, Inc. 2021 SEMI-ANNUAL REPORT

Beginning on January 1, 2022, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

LETTER TO SHAREHOLDERS

Dear Shareholders:

The Short-Term Investment Fund for Puerto Rico Residents, Inc. (formerly known as Puerto Rico Short Term Investment Fund, Inc. and hereinafter referred to as the “Fund”) is pleased to present its Letter to Shareholders for the period from July 1, 2021 to December 31, 2021.

The economy and the markets continue to recover from the Coronavirus (otherwise known as “COVID-19”, as it has been named by the World Health Organization) pandemic. The stock market has rebounded from the lows of March 2020. However, performance has been mixed; sectors like technology and health care have rebounded well, with some companies reaching record highs, while other sectors such as retail, airlines, cruise lines, among others, remain under pressure. World-wide supply chain disruptions in many industries continue. By the Fund’s semi-annual period-end in December 31 2021, the major indices continued to improve and were trading at or near their all-time highs. The emergence of the Omicron variant, however, has led to an increase in market volatility.

The Federal Reserve (the “Fed”) maintained interest rates at 0.00% to 0.25% at its December 15, 2021, meeting. Although, the Fed cited progress on vaccinations, significant differences in vaccination rates among states persist. The Fed expects continued progress, but risks to the economic outlook remain. The debate on the recent elevated inflation readings centers on whether they are transitory pandemic related supply disruptions or represent a permanent shift in inflation expectations. The Fed removed the word transitory from its December statement. It also reduced further the pace of its net asset purchases beginning in January 2022. The Central Tendency projections for the Fed funds rates were revised upwards. The market now expects three Fed Funds increase of one quarter percent each in 2022. On December 31, 2021, the yield on the ten-year U.S. Treasury Note increased six basis points to 1.51% versus 1.45% at the beginning of the period.

With a near-zero, short-term interest rate environment and elevated valuations in nearly all asset classes, current market conditions present a challenging environment for the management of the Fund. Notwithstanding, the Investment Adviser remains committed to looking for investment opportunities within the allowed parameters while providing professional asset management services to the Fund for the benefit of its shareholders.

Sincerely,

Leslie Highley, Jr. Managing Director for the UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico, as Investment Adviser

1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

REGISTRATION UNDER THE 1940 ACT

The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Companies Act of 1940, as amended (the “1940 Act”), as of May 14, 2021.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it must now register its future offerings of securities under the U.S. Securities Act of 1933, as amended, absent any available exception. In connection with the process required for registration of the Fund’s securities, it was required to change its corporate name and implement certain operational changes including, without limitation, a prohibition against engaging in principal transactions with affiliates. The Fund also suspended the current offerings of its shares, pending the registration of the securities under the U.S. Securities Act of 1933, as amended, absent an exception.

FUND PERFORMANCE

The Fund’s total investment return for the period from July 1, 2021 to December 31, 2021 was 0.01%, based on the net asset value of $1.00 per share. In this historically low interest-rate environment, the investment adviser selected assets that seek to maximize risk/return relationships, while adhering to the Fund’s strict credit quality and asset class constraints. Past performance is not predictive of future results. This compares to a return of 0.02% of the ICE BofA U.S. 3-Month Treasury Bill Index. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

The Fund’s net asset value remained unchanged at $1.00 during the whole period. The Funds net investment income, net of $1,161,482 of waived fees and reimbursable expenses, amounted to 0.01% of net assets. The Fund distributed all this net investment income during the year. Dividends were declared daily and paid once a month. Refer to Note 2 of the Semi-Annual Report for more details on reimbursable expenses.

The Fund’s portfolio consists 100% of highly liquid short-term U.S. Agency discount notes. Since the start of the Coronavirus pandemic in 2020, the Federal Reserve (the “Fed”) has lowered and maintained the Fed Funds rate at 0.00%-0.25%. The discount notes reflect this extremely low interest rate environment. The purchase of Tax-Exempt Secured Obligations (“TSOs”) issued by certain Puerto Rico closed-end investment companies managed by the Fund’s investment adviser have been discontinued pending their registration under the Securities Act of 1933, as amended.

FUND HOLDINGS SUMMARIES

The following tables show the allocation of the portfolio using various metrics as of the end of the fiscal year. It should not be construed as a measure of performance for the Fund itself. The portfolio is actively managed, and holdings are subject to change.

Portfolio Composition (% of Total Portfolio)
U.S Agencies	100.00%

Geographic Allocation (% of Total Portfolio)
U.S	100.00%

2

The following table shows the ratings of the Fund’s portfolio as of December 31, 2021. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”). Ratings are subject to change.

(% of Total Portfolio)

Rating	Percent
AAA	100.00%

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors. The views expressed herein are those of the portfolio manager as of the date of this report. The Fund disclaims any obligations to update publicly the views expressed herein.

3

LIQUIDITY PROGRAM

LIQUIDITY RISK MANAGEMENT PROGRAM

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interest in the Fund.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account as relevant to the Fund’s liquidity risk: 1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; and 2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid”, “Moderately Liquid”, “Less Liquid”, and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board of Directors (“BOD”) and the SEC (on a non-public basis) as required by the Program and Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and consequently the Program, also require reporting to the BOD and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on February 25, 2022, the Committee presented a report to the BOD that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from October 1, 2021, through December 31, 2021, and stated the following:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end Fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investor’s interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4

Short Term Investment Fund for Puerto Rico Residents, Inc.

The following table includes selected data for a share outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the Fund’s financial statements and notes thereto.

FINANCIAL HIGHLIGHTS

			For the period from July 1, 2021 to December 31, 2021 (Unaudited)		For the fiscal year ended June 30, 2021

Increase in Net Asset Value:

Per Share Operating		Net asset value, beginning of period	$1.00		$1.00

Performance:		Net investment income (a)	0.00	**	0.00	**

		Total from investment operations	0.00		0.00
		Less: Distributions from net investment income	(0.00)	**	(0.00)	**

		Net asset value, end of period	$1.00		$1.00

Total Investment
Return:	(b)	Based on net asset value per share	0.01%		0.02%

Ratios:	(c) (d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	0.01%		0.06%
	(c) (d)	Gross expenses to average net assets	0.88%		0.81%
	(c) (d)	Net investment income to average net assets - net of waived and/or reimbursed expenses	0.01%		0.01%

		Net assets, end of period (in thousands)	$231,028		$304,412

Supplemental
Data:	(e) Portfolio turnover		-		-

 **    Net investment income and distributions from net investment income for the period from July 1, 2021 to December 31, 2021 and for the fiscal year ended June 30, 2021 were $0.0001 and $0.0001 per share, respectively.

(a) Based on average outstanding common shares of 264,864,171 and 339,608,192 for the period from July 1, 2021 to December 31, 2021 and for the fiscal year ended June 30, 2021, respectively.

(b) Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid. Investment return is not annualized for the period from July 1, 2021 to December 31, 2021.

(c)    Based on average net assets applicable to common shareholders of $265,131,064 and $339,608,192 for the period from July 1, 2021 to December 31, 2021 and for the fiscal year ended June 30, 2021, respectively. Ratios for the period from July 1, 2021 to December 31, 2021 were annualized using a 365 day base.

(d)   The effect of the expenses waived/reimbursed for the period from July 1, 2021 to December 31, 2021 and for the fiscal year ended June 30, 2021 was to decrease the expense ratios, thus increasing the net investment income ratio to average net assets by 0.87% and 0.75%, respectively

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

SCHEDULE OF INVESTMENTS	December 31, 2021 (Unaudited)

Face Amount	Issuer	Coupon	Yield to Maturity	Maturity Date	Value
US Government, Agency and Instrumentalities - 76.18% of net assets
$ 10,000,000	Federal Farm Credit Discount Note	0.00%	0.00%	01/03/22	$10,000,000
2,300,000	Federal Farm Credit Discount Note	0.00%	0.00%	01/03/22	2,300,000
30,000,000	Federal Home Loan Bank Discount Note	0.00%	0.00%	01/03/22	30,000,000
14,999,983	Federal Home Loan Bank Discount Note	0.02%	0.00%	01/03/22	14,999,983
14,999,967	Federal Farm Credit Discount Note	0.02%	0.00%	01/05/22	14,999,967
14,999,958	Federal Farm Credit Discount Note	0.02%	0.00%	01/06/22	14,999,958
6,199,991	Federal Home Loan Bank Discount Note	0.01%	0.00%	01/06/22	6,199,991
7,999,989	Federal Home Loan Bank Discount Note	0.01%	0.00%	01/06/22	7,999,989
4,999,979	Federal Home Loan Bank Discount Note	0.03%	0.00%	01/07/22	4,999,979
4,999,954	Federal Farm Credit Discount Note	0.03%	0.00%	01/12/22	4,999,954
9,999,924	Federal Home Loan Bank Discount Note	0.03%	0.00%	01/12/22	9,999,924
4,999,983	Federal Farm Credit Discount Note	0.01%	0.00%	01/13/22	4,999,983
4,999,975	Federal Farm Credit Discount Note	0.01%	0.00%	01/19/22	4,999,975
9,999,900	Federal Farm Credit Discount Note	0.02%	0.00%	01/19/22	9,999,900
4,499,885	Federal Home Loan Bank Discount Note	0.04%	0.00%	01/24/22	4,499,885
24,999,250	Federal Home Loan Bank Discount Note	0.04%	0.00%	01/28/22	24,999,250
4,999,812	Federal Farm Credit Discount Note	0.04%	0.00%	02/04/22	4,999,812

$ 175,998,550					$175,998,550

	Total investments (76.18% of net assets)				$175,998,550
	Other Assets and Liabilities (23.82% of net assets)				55,029,383

	Net assets - 100%				$231,027,933

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.	December 31, 2021 (Unaudited)

Statement of Assets and Liabilities

Assets:	Investment securities, at amortized cost with:
	Non-affiliates		$175,998,550
	Cash		55,297,937
	Receivable for investment advisory fee reimbursed		77,435
	Prepaid insurance		18,557

	Total assets		231,392,479

Liabilities:	Payables:
	Dividends	317
	Administration fees	31,091
	Distribution fees	80,887
	Transfer agent fees	31,615
	Professional fees	140,058
	Miscellaneous fees	32,873
	Printing fees	29,104
	Directors fees	9,595	355,540

	Accrued expenses and other liabilities		9,006

	Total liabilities		364,546

Net Assets:			$231,027,933

Net Assets consist of:
	Paid-in-Capital ($0.001 par value, 1,000,000,000 shares authorized, 230,726,654 issued and outstanding)		$230,726,654
	Total Distributable Earnings (Accumulated Loss)		301,279

	Net assets		$231,027,933

	Net asset value per share; 230,726,654 shares outstanding		$1.00

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Operations

		For the period from July 1, 2021 to December 31, 2021 (Unaudited)

Investment income:	Interest from unaffiliated issuers	$26,863

Expenses:	Investment advisory fees	668,276
	Administration fees	66,828
	Distribution fees	167,069
	Transfer Agent fees	21,132
	Custodian fees	18,712
	Professional fees	58,457
	Directors’ fees and expenses	15,575
	Insurance expense	125,447
	Other	30,426

	Total expenses	1,171,922

	Waived fees and reimbursable expenses	(1,161,482)

	Net expenses after waived fees and reimbursable expenses	10,440

Net investment income:		16,423

Realized Gain on	Net realized gain on investments	301,279

Investments:	Total net realized gain on investments	301,279

Net increase in net assets resulting from operations:		$317,702

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Changes in Net Assets

		For the period from	For the fiscal
		July 1, 2021 to	year ended
		December 31, 2021	June 30, 2021
		(Unaudited)
Decrease in Net Assets:

	Net investment income	$16,423	$34,288
	Net realized gain on investments	301,279	-

	Net increase in net assets resulting from operations	317,702	34,288

Dividends to
Shareholders from:	Net investment income	(16,422)	(34,288)

Capital Shares	Increase in net assets derived from sale of shares	-	1,412,620,182
Transactions	Increase in net assets derived from reinvestment of dividends	16,861	32,444
(at $1.00 per share):	Decrease in net assets derived from the redemption of shares	(73,702,031)	(1,436,241,849)

		(73,685,170)	(23,589,223)

Net Assets:	Net decrease in net assets	(73,383,890)	(23,589,223)
	Balance at the beginning of the period/year	304,411,823	328,001,046

	Balance at the end of the period/year	$231,027,933	$304,411,823

The accompanying notes are an integral part of these financial statements.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2021 to December 31, 2021 (Unaudited)

1.	Reporting Entity and Significant Accounting Policies

Short Term Investment Fund for Puerto Rico Residents, Inc. (formerly known as Puerto Rico Short- Term Investment Fund, Inc. and hereinafter referred to as the “Fund”) is a non-diversified, open-end management investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Companies Act of 1940, as amended (the “1940 Act”), as of May 14, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended (the “Puerto Rico Investment Companies Act”). The Fund was incorporated on July 26, 2002 and started operations on December 8, 2006. UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (“UBSTC”), is the Fund’s Investment Adviser. UBSTC is also the Fund Administrator (“Administrator”). UBSTC has engaged State Street Bank and Trust Company to provide certain information and services including price quotations and calculations of the Fund’s net asset value per share.

The Fund’s investment objective is to provide current income, consistent with liquidity and the conservation of capital.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it must now register its future offerings of securities under the U.S. Securities Act of 1933, as amended, absent any available exception. In connection with the process required for registration of the Fund’s securities, it was required to change its corporate name and implement certain operational changes including, without limitation, a prohibition against engaging in principal transactions with affiliates. The Fund also suspended the current offerings of its shares, pending the registration of the securities under the U.S. Securities Act of 1933, as amended, absent an exception.

The Fund is considered an investment company under the accounting principles generally accepted in the United States of America (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standard Board (“FASB”) Accounting Standards Codification 946 (“ASC 946”), Financial Services-Investment Companies.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The accompanying financial statements of the Fund have been prepared on the basis of GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Net Asset Value Per Share

The net asset value per share of the Fund is determined by the Administrator daily. The Fund typically calculates net asset value per share once each business day. The net asset value per share is the total value of the Fund divided by the total number of shares outstanding.

Valuation of Investments

All securities are valued at amortized cost, which approximates fair value, due to their short term maturities, which does not take into account unrealized gains or losses. This involves valuing an

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2021 to December 31, 2021 (Unaudited)

instrument at cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuation of interest rates on the fair value of the instrument.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the asset occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•

Level 2 - Are significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.), either directly or indirectly.

•

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These will be developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Following is a description of the Fund’s valuation methodologies used for assets measured at amortized cost which approximates fair value:

US Government, Agency and Instrumentalities: These securities are valued at cost which approximates fair value and are classified as Level 2.

The following is a summary of the portfolio by inputs used as of December 31, 2021 in valuing the Fund’s assets carried at amortized cost which approximates fair value:

	Investments in Securities
	Level 1	Level 2	Level 3	Balance December 31, 2021

US Government, Agency and Instrumentalities	$-	$175,998,550	$-	$175,998,550

There were no Level 3 securities during the period from July 1, 2021 to December 31, 2021.

There were no transfers into or out of Level 3 during the period from July 1, 2021 to December 31, 2021.

Taxation

As a registered investment company under the 1940 Act, the Fund will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its net income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as the Fund met this distribution requirement for

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2021 to December 31, 2021 (Unaudited)

the period from July 1, 2021 to December 31, 2021, the income earned by the Fund for such period is not subject to Puerto Rico income tax at the Fund level.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a withholding tax of 15%, if certain requirements are met. Moreover, distribution of capital gains dividends, if any, to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. Tax withholdings are effected at the time of payment of the corresponding dividend. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

Income Taxes (“Accounting Standard Codifications 740”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (prior four (4) tax years) and has concluded that there are no uncertain tax positions. On an ongoing basis, management will monitor the Fund’s tax position to determine if adjustments to this conclusion are necessary. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expenses in the Statement of Operations. During the period from July 1, 2021 to December 31, 2021, the Fund did not incur any interest or penalties.

Statement of Cash Flows

GAAP and Statement of Cash Flows (“ASC 230”) requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the Fund’s investments were carried at fair value during the year and classified as Level l or Level 2 in the fair value hierarchy in accordance with the requirements of GAAP. Another condition is that the Fund had little or no debt, based on the average debt outstanding during the year, in relation to average total assets. An additional condition is that the Fund presents a Statement of Changes in Net Assets. For the period from July 1, 2021 to December 31, 2021, the Fund has met such conditions and is exempt from providing a Statement of Cash Flows.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Such dividends will automatically be reinvested unless the shareholder elects to receive them in cash. Dividends that are reinvested are subject to Puerto Rico income tax under the same rules that apply to cash dividends. The Fund may also distribute any net capital gains to maintain the share price at $1.00 per share. Shares earn dividends on the day they are purchased but not on the day they are sold.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2021 to December 31, 2021 (Unaudited)

Investments in Tax Secured Obligations (“TSOs”) Issued by Puerto Rico Investment Companies

The Fund shall purchase only TSOs that are collateralized fully by a pledge of certain securities, as required by the rating agency to maintain the highest short term rating. The Fund shall purchase only TSOs in which the Fund maintains a perfected security interest. There were no TSOs for the period from July 1, 2021 to December 31, 2021.

Securities Purchased Under Agreements to Re-Sell

Under these agreements, the Fund purchases securities and simultaneously commits to resell the securities to the original seller (a broker-dealer, other financial institution or affiliated Funds) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The securities purchased underlying the agreements to resell were delivered to and are held by the custodian. The counterparties to such agreements maintain ownership of such securities through the agreement that requires the resale and return of such collateral. The Fund is permitted by contract to sell or repledge the securities, and has agreed to resell to the counterparties the same or substantially similar securities at the maturity of the agreements. These transactions are treated as financings and recorded as assets. There were no securities purchased under agreements to re-sell for the period from July 1, 2021 to December 31, 2021.

Other

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized using the interest method over the life or the expected life of the respective securities. Interest income is accrued on a daily basis, except when collection is not expected. Expenses are recorded as they are incurred.

2.	Investment Advisory, Administrative, Custodian, Transfer Agency Agreements, Distribution, and Other Transactions With Affiliates

Advisory Fees:

Pursuant to an investment advisory contract (the “Advisory Agreement”) with UBS Asset Managers of Puerto Rico, the Fund receives investment advisory services in exchange for a fee. The investment advisory fees will not exceed 0.50% of the Fund’s average monthly net assets. For the period from July 1, 2021 to December 31, 2021, the investment advisory fees amounted to $668,276 equivalent to 0.25% of the Fund’s average monthly net assets. There were no investment advisory fees payable as of December 31, 2021.

Administration, Custodian and Transfer Agent Fees:

UBSTC also provides administrative, custody and transfer agency services pursuant to Administration, Custodian and Transfer Agency, Registrar, and Shareholder Servicing Agreements. UBSTC as transfer agent has engaged Bank of New York Mellon Investment Servicing to act as recordkeeping and shareholder servicing agent for the Fund’s shares. The compensation paid by

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2021 to December 31, 2021 (Unaudited)

the Fund to the Transfer Agent under the Transfer Agent Agreement is equal to the compensation that the Transfer Agent is required to pay to Bank of New York Mellon Investment Servicing, for services to the Fund. For the period from July 1, 2021 to December 31, 2021, the transfer agent fees amounted to $21,132. The transfer agent fees payable amounted to $31,615 as of December 31, 2021.

Administration fees payable to UBSTC will not exceed 0.05% of the Fund’s average monthly net assets. For the period from July 1, 2021 to December 31, 2021, the administration fees amounted to $66,828 equivalent to 0.03% of the Fund’s average monthly net assets. The administration fees payable amounted to $31,091 as of December 31, 2021.

UBSTC, as custodian, has engaged State Street Bank and Trust Company to maintain sub-custody of the Fund’s assets, calculate the daily net asset value, and maintain the Fund’s accounting records. The total custodian fee for the period from July 1, 2021 to December 31, 2021 amounted to $18,712, which is equivalent to 0.007% of the Fund’s average monthly net assets. The custody fees payable amounted to $8,565 as of December 31, 2021.

Distribution Fees:

UBS Financial Services, Inc. (“UBS-FS”) serves as distributor (“Distributor”) of the shares of common stock of the Fund. Pursuant to a distribution plan, the Fund makes payments to the Distributor for the distribution of the Fund’s shares. The distribution fee will not exceed 0.125% of the Fund’s average monthly net assets. For the period from July 1, 2021 to December 31, 2021 the distribution fees amounted to $167,069 equivalent to 0.06% of the Fund’s average monthly net assets. The distribution fees payable amounted to $80,887 as of December 31, 2021.

Investment Adviser and Reimbursable Expenses Agreement:

The Investment Adviser entered into an agreement with the Fund effective April 19, 2010, whereby the Investment Adviser agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains the NAV at $1.00 per share. These recoupments may reduce income to the Fund and result in a lower return to investors. The Investment Adviser shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three (3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Investment Adviser may terminate the agreement upon thirty (30) days written notice to the Fund. During the period from July 1, 2021 to December 31, 2021, $1,161,482 were waived in expenses by UBSTC. The fee potentially recoupable to the Investment Adviser at December 31, 2021 amounted to $4,227,660, which $502,692 expires during the fiscal year ended June 30, 2023, $2,563,486 expires during the fiscal year ended June 30, 2024 and $1,161,482 expires during the fiscal year ended June 30, 2025. There were no recoupments of investment advisory fees during the period from July 1, 2021 to December 31, 2021.

Expense Limitation and Reimbursement Agreement:

UBSTC and the Fund have entered into an agreement whereby UBSTC will pay certain of the Fund’s shareholder services, custodian and transfer agency fees, legal, regulatory, and accounting fees, printing costs and registration fees (“Other Expenses”), subject to future reimbursement by the Fund, in order to ensure that total annual Fund operating expenses do not exceed 1.00% of the Fund’s net assets, as set forth in the Prospectus. The Fund will reimburse UBSTC for Other Expenses paid by UBSTC when total annual operating expenses fall below 1.00%; provided that such reimbursement

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2021 to December 31, 2021 (Unaudited)

is made within three years after UBSTC paid the expense. The agreement is effective through June 30, 2022 and may be renewed for successive one-year periods. There were no recoupments of expenses under the expense cap agreements during the period from July 1, 2021 to December 31, 2021.

Certain Fund officers and directors are also officers and directors of UBSTC. The six (6) independent directors of the Fund’s Board of Directors are paid based upon an agreed fee of $1,000 per board meeting, plus expenses, and $500 per Audit Committee meeting, plus expenses. For the period from July 1, 2021 to December 31, 2021, the independent directors of the Fund were paid an aggregate compensation and expenses of $15,575. The directors fee payable amounted to $9,595 as of December 31, 2021.

The total amount (in thousands) of other affiliated and unaffiliated purchases of investment securities (including certificates of deposit, if any), originations of securities purchased under agreements to re-sell, and tax-free secured obligations, listed by broker, during the period were as follows:

	Purchases	%
Affiliates	$-	-
Unaffiliated	20,845,674	100%

	$20,845,674	100%

No sales of investment securities occurred during the period from July 1, 2021 to December 31, 2021.

3.	Investment Transactions

The cost of securities purchased and maturities (in thousands) for the period from July 1, 2021 to December 31, 2021 were as follows:

	Purchases	Maturities

Puerto Rico Obligations	$-	$-
US Government Agencies	20,845,674	20,839,450

	$20,845,674	$20,839,450

4.	Concentration of Credit Risk

Concentration of credit risk that arises from financial instruments exists for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

5.	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed by statute or by regulation while others are imposed by procedures established by the Board of Directors. The most significant requirements and limitations are discussed below.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2021 to December 31, 2021 (Unaudited)

While the Fund intends to comply with the 67% investment requirement as market conditions permit, the Fund’s ability to procure sufficient Puerto Rico securities which meet the Fund’s investment criteria may, in the opinion of the Investment Adviser, be constrained, due to the volatility affecting the Puerto Rico bond market since 2013 and the fact that the Puerto Rico Government is currently in the process of restructuring its outstanding debt under Title III of the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) as well as undertaking other fiscal measures to stabilize the Puerto Rico’s economy in accordance with the requirements of PROMESA, and this inability may continue for an indeterminate period of time. To the extent that the Fund is unable to procure sufficient amounts of such Puerto Rico securities, the Fund may acquire investments in securities of non-Puerto Rico issuers which satisfy the Fund’s investment criteria, provided its ability to comply with its tax-exempt policy (as further described in “Investment Restrictions in the Schedule of Additional Information”) is not affected, but the Fund will ensure that its investments in Puerto Rico securities constitute at least an average of 20% of its total assets on an annual basis.

The Fund may invest up to 15% of its total assets in illiquid securities, including reverse repurchase agreements with maturities in excess of seven days. The Fund may borrow up to 5% of its total assets (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes, such as meeting redemption requests which might otherwise require untimely dispositions of portfolio securities.

6.	Risks and Uncertainties

The Fund is exposed to various types of risks, such as credit, interest rate, geographic and industry concentration, non-diversification, and illiquid securities risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the offering documentation for the securities issued by the Fund.

Puerto Rico Risk. The Fund is exposed to certain risks resulting from the reduced geographic diversification of its portfolio. The Fund may invest in securities of Puerto Rico issuers. Consequently, the Fund in general is more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than an investment company that is not so concentrated in Puerto Rico issuers. In addition, the TSOs in which the Fund may invest are issued by investment companies that, in turn, are designed to invest primarily in Puerto Rico securities. Also, securities issued by the Government of the Commonwealth of Puerto Rico or its instrumentalities are affected by the central government’s finances. That includes, but is not limited to, general obligations of Puerto Rico and revenue bonds, special tax bonds, or agency bonds. Over the past few years, many Puerto Rico government bonds as well as the securities issued by several Puerto Rico financial institutions have been downgraded as a result of several factors, including without limitation, the downturn experienced by the Puerto Rico economy and the strained financial condition of the Puerto Rico government. Currently, the Puerto Rico bond market is experiencing a period of volatility, with Puerto Rico bonds trading at historically lower prices and higher yields.

Non-Diversification Risk. A relatively high percentage of the Fund’s assets may be invested in obligations of a limited number of Puerto Rico or other issuers, particularly Puerto Rico investment companies. Consequently, the Fund’s net asset value and its yield may increase or decrease more than that of a more diversified investment company as a result of changes in the market’s assessment of the financial condition and prospects of such Puerto Rico issuers. The Fund may also be more susceptible to any single economic, political, or regulatory occurrence in Puerto Rico than a more widely diversified investment company. However, that risk is mitigated to a certain extent by the degree to which these securities are obligations issued or guaranteed by the U.S. government.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2021 to December 31, 2021 (Unaudited)

Interest Rate Risk. Interest rate risk is the risk that interest rates will rise, so that the value of the securities issued by the Fund or the Fund’s investments will fall. Current low long-term rates present the risk that interest rates may rise and that as a result, the Fund’s investments will decline in value. Also, the Fund’s yield will tend to lag behind changes in prevailing short-term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk. The Fund is subject to extension risk. Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk. Prepayment risk applies also to the securities issued by the Fund, to the extent they are redeemable by the Fund. The Fund is subject to prepayment risk. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities. Finally, the Fund’s use of leverage by the issuance of preferred stock, debt securities, and other instruments may increase the risks described above.

Credit Risk. Credit risk is the risk that debt securities or preferred stock will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial condition. The securities issued by the Fund and the Fund’s investments are both subject to credit risk. The risk is greater in the case of securities that are rated below investment grade or rated in the lowest investment grade category.

Risks of Repurchase Agreements. The Fund may engage in repurchase agreements, which are transactions in which the Fund purchases a security from a counterparty and agrees to sell it back at a specified time and price in a specified currency. If a repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the counterparty for breach of contract with respect to any losses resulting from those market fluctuations.

Mortgage-Backed Securities Risk. Mortgage-backed securities have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions and homeowner mobility. Generally, prepayments will increase during periods of declining interest rates and decrease during periods of rising interest rates. The decrease in the rate of prepayments during periods of rising interest rates results in the extension of the duration of mortgage-backed securities, which makes them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk). Since a substantial portion of the assets of the Fund may be invested in mortgage-backed securities, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case. In addition, mortgage-backed or other securities issued or

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2021 to December 31, 2021 (Unaudited)

guaranteed by FNMA, FHLMC or a Federal Home Loan Bank are supported only by the credit of these entities and are not supported by the full faith and credit of the U.S.

Illiquid Securities. Illiquid securities are securities that cannot be sold within a reasonable period of time, not to exceed seven days, in the ordinary course of business at approximately the amount at which the Fund has valued the securities. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. Certain of the securities in which the Fund intends to invest, such as shares of preferred stock, may be substantially less liquid than other types of securities in which the Fund may invest. Illiquid securities may trade at a discount from comparable, more liquid investments.

The Fund may invest up to 15% of its total assets in illiquid securities, including reverse repurchase agreements with maturities in excess of seven days. Since the Fund is intended primarily for use in certain sweep accounts, the possible lack of liquidity also might raise particular difficulties. As a result, among other things, investors might be delayed in receiving funds needed for securities purchases or other matters, which could have other adverse consequences.

Valuation Risk. There may be few or no dealers making a market in certain securities owned by the Fund, particularly with respect to securities of Puerto Rico issuers including, but not limited to, investment companies. Dealers making a market in those securities may not be willing to provide quotations on a regular basis to the Investment Adviser. It may therefore be particularly difficult to value those securities. When market quotations for securities held by the Fund are not readily available from any such independent dealers, the Administrator is responsible for obtaining quotations for such securities from various sources, including the Dealers. As a result, the interests of the Dealers may conflict with those of the Fund as to the price and other terms of transactions among them.

Coronavirus and Public Health Emergencies. Coronavirus and Public Health Emergencies. As of the date of this report, there is an outbreak of a novel and highly contagious form of coronavirus (COVID-19) that has resulted in numerous disruptions in financial markets leaving general concern and uncertainty. As COVID-19 continues to spread and mutate, the potential impacts, including a global, regional or other economic recession, are increasingly uncertain and difficult to assess.The extent of the impact of the COVID-19 pandemic, or any public health emergency on the operational and financial performance of the Fund will depend on many factors, including the duration and scope of such public health emergency, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. The effects of such a public health emergency may materially and adversely impact the value and performance of the Fund’s investments as well as the ability of the Fund to source, manage and divest investments and achieve its investment objectives, all of which could result in significant losses to the Fund. In addition, the operations of each of the Fund, its investments and the Investment Advisers may be significantly impacted, or even halted, either temporarily or on a long-term basis, as a result of government quarantine and curfew measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of the Fund’s or the Investment Advisers’ personnel.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2021 to December 31, 2021 (Unaudited)

7.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses for indemnification and expects the risk of loss to be remote.

8.	Subsequent Events

Events and transactions from January 1, 2022 through March 1, 2022, ((the date the semi-annuals were available to be distributed) have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or disclosure in the Fund’s financial statements through this date.

(This Page Intentionally Left Blank)

OTHER INFORMATION (Unaudited)

Shareholder Meeting

The Annual Meeting of Shareholders was held on October 28, 2021 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting are as follows:

1.

Election of Directors. The stockholders of the Fund elected Carlos V. Ubiñas, Vicente León and José J. Villamil to the Board of Directors to serve for a term expiring on the date of which the annual meeting of stockholders is held in 2024, 2023 and 2024, respectively, or until their successors are elected and qualified.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Carlos V. Ubiñas	203,071,726	68,317,712
Vicente León	194,680,753	76,708,685
José J. Vilamil	216,425,579	54,963,859

1

Disclosure of Fund Expenses

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the one half year period shown and held for the entire period (July 1, 2021 to December 31, 2021).

The table below illustrates your Fund’s costs in two ways.

●

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the year. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

●

Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/2021	Ending Account Value 12/31/2021	Expense Ratio Six Month	Expenses Paid During the Period*
Actual Fund Return	$1,000.00	$1,000.20	0.44%	$2.21
Hypothetical 5% Return	$1,000.00	$1,022.86	0.44%	2.23

*Expenses are equal to the Fund’s six months expense ratio multiplied by the average account value over the period, multiply by 183/365 (to reflect the one-half year period).

2

Statement Regarding Availability of Quarterly Portfolio Schedule

Until the registration under the Securities Act of 1933 becomes effective, the Fund is not required to submit Form NPORT. After registration becomes effective, the Fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-250-3600.

3

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available upon request by calling 787-250-3600 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

4

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 6-month period ended June 30 is available upon request by calling 787-250-3600 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

5

Statement Regarding Liquidity Risk Management Program

The SEC has adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interest in the Fund.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account as relevant to the Fund’s liquidity risk: 1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; and 2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid”, “Moderately Liquid”, “Less Liquid”, and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board of Directors (“BOD”) and the SEC (on a non-public basis) as required by the Program and Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and consequently the Program, also require reporting to the BOD and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on February 25, 2022, the Committee presented a report to the BOD that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from October 1, 2021, through December 31, 2021, and stated the following:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

●	The Fund’s investment strategy remained appropriate for an open-end Fund;

●	The Fund was able to meet requests for redemption without significant dilution of remaining investor’s interests in the Fund;

●	The Fund did not breach the 15% limit on Illiquid Investments; and

●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

6

INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley, Austin, Brown & Wood, LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper, LLC

500 Calle de la Tanca, Ochoa Building Suite 401

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Vicente J. León

Director

Luis M.Pellot-González

Director

Clotilde Pérez

Director

José J. Villamil

Director

Leslie Highley, Jr.

Senior Vice President and Treasurer

Javier Rodríguez

Assistant Vice President, Assistant Treasurer and Assistant Secretary

Heydi Cuadrado

Assistant Vice President

Cary Alsina1

Assistant Vice President

Gustavo Romanach

Assistant Vice President

Liana Loyola, Esq.

Secretary

Remember that:

●	Mutual Fund’s units are not bank deposits or FDIC insured.
●	Mutual Fund’s units are not obligations of or guaranteed by UBS Financial Services Incorporated of Puerto Rico or any of its affiliates.
●	Mutual Fund’s units are subject to investment risks, including possible loss of the principal amount invested.

1 Ms. Alsina resigned from her position as Assistant Vice President effective on August 13, 2021.

Short Term Investment Fund for Puerto Rico Residents, Inc.

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

(a)       Not applicable.

(b)       Not applicable.

Item 6.  Investments.

(a)       Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) Board of Directors during the period covered by this Form N-CSR filing.

Item 11.   Controls and Procedures.

(a)        The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 Act, as amended.

(b)        There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.   Exhibits.

(a) (1)	Not applicable.

(a) (2)	The certifications required by Rule 30a-2(a) under the 1940 Act is filed herewith.

(a) (3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:   March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:   March 9, 2022

By:	/s/ William Rivera
William Rivera
First Vice President and Treasurer

Date:   March 9, 2022